Related Party Transactions (Detail)		6 Months Ended		12 Months Ended
	Jan. 13, 2017 USD ($) MMBTU	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Item shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 02, 2015 USD ($)
Related Party Transaction [Line Items]
Notes payable to founder				$ 27,000,000	$ 25,700,000
Total expenditures for land consulting services				$ 146,000	133,000	$ 150,000
Contract termination period without penalty for either party				30 days
Advances from related party				$ 42,528,000
Contributions				377,076,000	20,000,000
Contribution receivable				7,875,000
Receivables due from affiliate		$ 1,688,000		$ 8,883,000	1,053,000
Amount of receivable paid							$ 25,500,000
Interest rate on note receivable				8.00%
Interest income on notes receivable		$ 406,000	$ 378,000	$ 774,000	713,000
Non-cash land acquisition from affiliate					700,000
Related party total cost				3,000,000
High Mesa [Member]
Related Party Transaction [Line Items]
Contributions				311,300,000
Receivables due from affiliate				900,000	1,100,000
Other Receivable [Member]
Related Party Transaction [Line Items]
Amount recorded for sale of partially constructed pipeline and gas processing plant						25,500,000
Long Term Note Receivable [Member]
Related Party Transaction [Line Items]
Amount recorded for sale of partially constructed pipeline and gas processing plant						8,500,000
Vice President, Facilities and Midstream [Member]
Related Party Transaction [Line Items]
Total compensation				425,000	275,000	450,000
Landman [Member]
Related Party Transaction [Line Items]
Total compensation				180,000	146,000	260,000
Founder [Member]
Related Party Transaction [Line Items]
Distributions				$ 0	$ 0	$ 516,500
BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				40
Threshold of project cost				$ 64,000,000
NWGP [Member]
Related Party Transaction [Line Items]
Receivables due from affiliate				$ 100,000
Crude Oil Gathering Agreement And Gas Gathering And Processing Agreement [Member]
Related Party Transaction [Line Items]
Period of term				15 years
Related party total cost				$ 7,500,000
Gas Gathering And Processing Agreement [Member]
Related Party Transaction [Line Items]
Allocated shares of processing rights | shares				260
Oklahoma Energy [Member]
Related Party Transaction [Line Items]
Prepaid expense	$ 10,000,000
Prepaid expense, Transporation capacity | MMBTU	100,000
ARM Energy Management, LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership				10.00%
Notes Payable To Founder [Member]
Related Party Transaction [Line Items]
Effective rate of interest on senior notes		10.00%		10.00%	10.00%
Joint Development Agreement [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				60
Number of wells drilled | Item				20
Joint Development Agreement [Member] | BCE-STACK [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Drilling and completion costs				$ 3,200,000
Joint Development Agreement Tranch 1 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced				12.50%
Percent of internal return rate				25.00%
Joint Development Agreement Tranch 1 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				20
Percent committed to fund				100.00%
Percent of working interest				80.00%
Percent of interest reduced				20.00%
Percent of internal return rate				15.00%
Joint Development Agreement Tranch 2 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced				12.50%
Percent of internal return rate				25.00%
Joint Development Agreement Tranch 2 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				20
Percent committed to fund				100.00%
Percent of working interest				80.00%
Percent of interest reduced				20.00%
Percent of internal return rate				15.00%
Joint Development Agreement Tranch 3 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced				12.50%
Percent of internal return rate				25.00%
Joint Development Agreement Tranch 3 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				20
Percent committed to fund				100.00%
Percent of working interest				80.00%
Percent of interest reduced				20.00%
Percent of internal return rate				15.00%
Joint Development Agreement Tranch 4 [Member]
Related Party Transaction [Line Items]
Percent of interest reduced				12.50%
Percent of internal return rate				25.00%
Joint Development Agreement Tranch 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				20
Percent committed to fund				100.00%
Percent of working interest				80.00%
Percent of interest reduced				20.00%
Percent of internal return rate				15.00%
Joint Development Agreement Tranch 1, 2, 3, and 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				80
Joint Development Agreement Tranch 3 and 4 [Member] | BCE-STACK [Member]
Related Party Transaction [Line Items]
Number of wells | Item				40
Contributed Wells [Member] | High Mesa [Member]
Related Party Transaction [Line Items]
Number of wells | Item				24